Financial Assets and Liabilities at Fair Value through Profit or Loss - Outstanding Forward Exchange Contracts for which Hedge Accounting Treatment is not Applied (Detail)
¥ in Millions, $ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Sell NT$ [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2023-01	2022-01
Sell NT$ [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2023-03	2022-03
Sell NT$ [Member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount	$ 79,610.6	$ 132,734.5
Sell US$ [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2023-01	2022-01
Sell US$ [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2023-03	2022-03
Sell US$ [Member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount			$ 752.5		$ 2,009.1
Sell RMB [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2023-01
Sell RMB [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2023-03
Sell RMB [Member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥				¥ 1,448.4